Basis of Presentation and Summary of Significant Accounting Policies -Schedule Of Property Plant And Equipment Useful Life (Detail) - Starry, Inc [Member]	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	0
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	4 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Property plant and equipment estimated useful lives	shorter of lease term
Site acquisition costs [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Distribution system [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Distribution system [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Asset retirement obligation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years